Concentration Risk (Details)	12 Months Ended
Dec. 31, 2023
Concentration Risk [Abstract]
Total revenue percentage	10.00%
Accounts receivable percentage	10.00%
Total purchase percentage	10.00%
Represent percentage	10.00%